Consolidated statements of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated statements of profit or loss and other comprehensive income
NET REVENUE	R$ 1,317,346	R$ 631,147	R$ 519,179
Cost of services rendered	(502,331)	(240,924)	(221,452)
GROSS PROFIT	815,015	390,223	297,727
General and administrative expenses	(179,335)	(89,344)	(73,852)
Selling expenses	(244,836)	(111,490)	(86,604)
Net impairment losses on financial assets	(187,534)	(110,689)	(76,840)
Other income (expenses), net	(2,320)	65	512
Operating expenses	(614,025)	(311,458)	(236,784)
OPERATING PROFIT	200,990	78,765	60,943
Financial income	64,566	45,520	36,558
Financial expenses	(264,437)	(74,879)	(64,418)
Financial results	(199,871)	(29,359)	(27,860)
PROFIT BEFORE TAXES	1,119	49,406	33,083
Current income taxes	(18,023)	(11,333)	(19,556)
Deferred income taxes	110,224	32,575	38,587
Income taxes	92,201	21,242	19,031
NET INCOME FOR THE PERIOD	93,320	70,648	52,114
Other comprehensive income	0	0	0
TOTAL COMPREHENSIVE INCOME	R$ 93,320	R$ 70,648	R$ 52,114
Basic earnings per share (R$)	R$ 3.52	R$ 3.08	R$ 2.79
Diluted earnings per share (R$)	R$ 3.23	R$ 2.89	R$ 2.68